Fair Value of Financial Instruments (Schedule of Estimated Fair Values of the Financial Instruments) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Short-term investments	¥ 16,598	¥ 53,575
Non-recourse borrowings of consolidated securitization entities	219,566
Investments	48,144	48,222
Carrying Amounts [Member]
Short-term investments	16,598	53,575
Investments and advances	180,232	200,326
Financial assets transferred to consolidated securitization entities	186,742
Other current assets	255	4,114
Advances and other	33,811	111,303
Long-term debt	(1,638,529)	(1,915,692)
Non-recourse borrowings of consolidated securitization entities	(410,434)
Carrying Amounts [Member] | Forward Exchange Contracts [Member]
Derivatives Effective Portion in Other Current Assets	1,508	2,624
Derivatives Ineffective Portion in Other Current Assets	563	407
Derivatives Effective Portion in Other Assets	111	27
Derivatives Ineffective Portion in Other Assets		22
Derivatives Effective Portion in Other Current Liabilities	(3,813)	(3,480)
Derivatives Ineffective Portion in Other Current Liabilities	(547)	(721)
Derivatives Effective Portion in Other Liabilities	(86)	(103)
Derivatives Ineffective Portion in Other Liabilities
Carrying Amounts [Member] | Interest Rate Swap [Member]
Derivatives Effective Portion in Other Current Assets		3
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	1,092	999
Derivatives Ineffective Portion in Other Assets		11
Derivatives Effective Portion in Other Current Liabilities	(323)	(701)
Derivatives Ineffective Portion in Other Current Liabilities	(13)	(142)
Derivatives Effective Portion in Other Liabilities	(2,915)	(4,076)
Derivatives Ineffective Portion in Other Liabilities	(80)	(42)
Carrying Amounts [Member] | Cross Currency Swap Agreements [Member]
Derivatives Effective Portion in Other Current Assets	10,363	5,357
Derivatives Ineffective Portion in Other Current Assets	1,084	3,268
Derivatives Effective Portion in Other Assets	5,805	12,070
Derivatives Ineffective Portion in Other Assets	1,437	2,091
Derivatives Effective Portion in Other Current Liabilities	(268)	(488)
Derivatives Ineffective Portion in Other Current Liabilities	(8)
Derivatives Effective Portion in Other Liabilities	(305)	(228)
Derivatives Ineffective Portion in Other Liabilities	(2,625)	(5,148)
Carrying Amounts [Member] | Option Contracts [Member]
Derivatives Effective Portion in Other Current Assets	28	1
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	66
Derivatives Ineffective Portion in Other Assets
Derivatives Effective Portion in Other Current Liabilities	(5)	(6)
Derivatives Ineffective Portion in Other Current Liabilities
Estimated Fair Values [Member]
Short-term investments	16,598	53,575
Investments and advances	180,232	200,326
Financial assets transferred to consolidated securitization entities	196,543
Other current assets	255	4,114
Advances and other	33,811	111,303
Long-term debt, Fair Value	(1,696,722)	(1,954,713)
Non-recourse borrowings of consolidated securitization entities	(413,519)
Estimated Fair Values [Member] | Forward Exchange Contracts [Member]
Derivatives Effective Portion in Other Current Assets	1,508	2,624
Derivatives Ineffective Portion in Other Current Assets	563	407
Derivatives Effective Portion in Other Assets	111	27
Derivatives Ineffective Portion in Other Assets		22
Derivatives Effective Portion in Other Current Liabilities	(3,813)	(3,480)
Derivatives Ineffective Portion in Other Current Liabilities	(547)	(721)
Derivatives Effective Portion in Other Liabilities	(86)	(103)
Derivatives Ineffective Portion in Other Liabilities
Estimated Fair Values [Member] | Interest Rate Swap [Member]
Derivatives Effective Portion in Other Current Assets		3
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	1,092	999
Derivatives Ineffective Portion in Other Assets		11
Derivatives Effective Portion in Other Current Liabilities	(323)	(701)
Derivatives Ineffective Portion in Other Current Liabilities	(13)	(142)
Derivatives Effective Portion in Other Liabilities	(2,915)	(4,076)
Derivatives Ineffective Portion in Other Liabilities	(80)	(42)
Estimated Fair Values [Member] | Cross Currency Swap Agreements [Member]
Derivatives Effective Portion in Other Current Assets	10,363	5,357
Derivatives Ineffective Portion in Other Current Assets	1,084	3,268
Derivatives Effective Portion in Other Assets	5,805	12,070
Derivatives Ineffective Portion in Other Assets	1,437	2,091
Derivatives Effective Portion in Other Current Liabilities	(268)	(488)
Derivatives Ineffective Portion in Other Current Liabilities	(8)
Derivatives Effective Portion in Other Liabilities	(305)	(228)
Derivatives Ineffective Portion in Other Liabilities	(2,625)	(5,148)
Estimated Fair Values [Member] | Option Contracts [Member]
Derivatives Effective Portion in Other Current Assets	28	1
Derivatives Ineffective Portion in Other Current Assets
Derivatives Effective Portion in Other Assets	66
Derivatives Ineffective Portion in Other Assets
Derivatives Effective Portion in Other Current Liabilities	(5)	(6)
Derivatives Ineffective Portion in Other Current Liabilities
Derivatives Effective Portion in Other Liabilities
Derivatives Ineffective Portion in Other Liabilities